Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity
Schedule of share capital
Shareholder’s	Class	December 31, 2022%		December 31, 2021%
Bobsin LLC	B	9,578,220	22.95	9,578,220	23.18
Bobsin LLC	A	897,635	2.15	-	-
Oria Zenvia Co-investment Holdings, LP	B	3,178,880	7.62	3,178,880	7.69
Oria Zenvia Co-investment Holdings II, LP	B	3,941,050	9.44	3,941,050	9.54
Oria Tech Zenvia Co-investment – Fundo de Investimento em Participações Multiestratégia	B	4,329,105	10.37	4,372,480	10.58
Oria Tech Zenvia Co-investment – Fundo de Investimento em Participações Multiestratégia	A	27,108	0.06	-	-
Oria Tech 1 Inovação Fundo de Investimento em Participações	B	2,637,670	6.32	2,637,670	6.38
Twilio Inc.	A	3,846,153	9.21	3,846,153	9.31
D1 former shareholders	A	1,942,750	4.65	1,942,750	4.70
Sirena former shareholders	A	89,131	0.21	89,131	0.22
SenseData former shareholders	A	94,200	0.23	-	-
Movidesk former shareholders	A	315,820	0.76	-	-
Spectra I - Fundo de Investimento em Participações	A	39,940	0.10	39,940	0.10
Spectra II - Fundo de Investimento em Participações	A	159,770	0.38	159,770	0.39
Others	A	10,662,551	25.54	11,538,462	27.91
		41,739,983	100	41,324,506	100